PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 7 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2021 and 2020, prepaid expenses and other current assets consist of:

	December 31,
	2021	2020
Prepaid expenses	$3,349,990	$1,305,088
Deposits	59,925	226,189
Other receivables	80,531	17,440
Total	$3,490,446	$1,548,717

NOTE 7 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2020 and 2019, prepaid expenses and other current assets consist of:

	December 31,
	2020	2019
Prepaid expenses	$1,305,088	$832,280
Deposits	226,189	223,718
Other receivables	17,440	9,037
Total	$1,548,717	$1,065,035